CONTINGENCIES (Details) $ in Millions	1 Months Ended											3 Months Ended	6 Months Ended	12 Months Ended		60 Months Ended
	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) claim case	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) lawsuit	Sep. 30, 2022 USD ($) lawsuit	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Jul. 31, 2015 USD ($) claim	Jun. 30, 2024	Dec. 31, 2015 lawsuit	Dec. 31, 2011 USD ($)	Dec. 31, 2021 claim
ArcelorMittal Brasil S.A.
Disclosure of contingent liabilities [line items]
Damages sought			$ 87												$ 500
Number of legal actions filed | lawsuit														5
VAT amount deposited in court								$ 65
ArcelorMittal Brasil S.A. | Changes in VAT rates
Disclosure of contingent liabilities [line items]
Reduced VAT rate	0.18
State VAT Rate	0.28
ArcelorMittal Brasil S.A. | Value Added Taxation
Disclosure of contingent liabilities [line items]
Damages sought				$ 1	$ 9	$ 4						$ 85
Number of claims filed					2	1						9
Loss contingency, reduction in damages sought (in percent)													0.86
Reduced VAT rate								0.18
State VAT Rate								0.28
ArcelorMittal Brasil S.A. | Value Added Taxation | Pending
Disclosure of contingent liabilities [line items]
Damages sought				$ 70
ArcelorMittal Comercializadora de Energia
Disclosure of contingent liabilities [line items]
Damages sought										$ 56	$ 39
Loss contingency, reduction in damages sought							$ 7		$ 12
ArcelorMittal Comercializadora de Energia | Outcome of court case
Disclosure of contingent liabilities [line items]
Loss contingency, reduction in damages sought	$ 56
Acindar Industria Argentina de Aceros S.A.
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																39
Number of cases with favorable outcome | case		1
Acindar Industria Argentina de Aceros S.A. | Other legal claims and contingencies
Disclosure of contingent liabilities [line items]
Damages sought		$ 64
Number of claims pending | claim		14
Number of claims pending within the administrative branch of customs office authority | claim		6
Number of pending claims appealed | claim		8